accounting policy developments - Impacts of application of IFRS 15, Consolidated statement of cash flows (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net income	CAD 1,479	CAD 1,236
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	2,169	2,047
Deferred income taxes	430	(42)
Net employee defined benefit plans expense	82	93
Employer contributions to employee defined benefit plans	(67)	(71)
Other	(21)	29
Net change in non-cash operating working capital	(142)	(71)
Cash provided by operating activities	3,947	CAD 3,219
IFRS 15 effects
OPERATING ACTIVITIES
Net income	100
Adjustments to reconcile net income to cash provided by operating activities:
Net change in non-cash operating working capital	(100)
Pro forma
OPERATING ACTIVITIES
Net income	1,600
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	2,200
Deferred income taxes	400
Net employee defined benefit plans expense	100
Employer contributions to employee defined benefit plans	(100)
Other	(100)
Net change in non-cash operating working capital	(200)
Cash provided by operating activities	3,900
Maximum | IFRS 15 effects
Adjustments to reconcile net income to cash provided by operating activities:
Deferred income taxes	100
Other	CAD 100